Capital provision assets - Comprised in Direct and Indirect assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Capital provision assets.
Capital provision-direct assets	$ 4,859,879	$ 3,620,687
Capital provision-indirect assets	185,509	114,869
Total capital provision assets	5,045,388	3,735,556
Unrealized fair value at end of period	$ 2,764,825	$ 1,689,407